3 Times Square, 10th Floor New York, New York 10036 212.247.1010 telephone 212.841.9350 facsimile www.fticonsulting.com

October 12, 2016

Ms. Janet Duncan

Sprint Corporation

6200 Sprint Pkwy

Overland Park, KS 66251

and

Goldman, Sachs & Co.

200 West Street

New York, NY 10282

and

Each Person on Schedule I attached hereto, as Representatives

Independent Advisor’s Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”) with respect to the offering of asset-backed securities issued by Sprint Spectrum Co LLC, Sprint Spectrum Co II LLC and Sprint Spectrum Co III LLC Series 2016-1 (the “Transaction”). Sprint Corporation (together with any subsidiaries, “Sprint” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings and for the sufficiency of the procedures described below. We make no representations regarding the sufficiency of these procedures either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following conventions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to, verified mathematical accuracy, if applicable, and found to be in agreement with, unless otherwise noted.

•	The term “recomputed” means calculated and found to be in agreement with, unless otherwise noted.

I.	Comparisons and Recomputations of Certain License Characteristics

1.	On October 7, 2016, we were provided by the Company with a computer generated data file of the October 4, 2016 population of licenses (the “October 2016 License Data Tape”). We selected all licenses from the October 2016 License Data Tape for detailed testing (the “October 2016 License Sample Selection”).

2.	For each of the October 2016 License Sample Selections, we compared and/or recomputed the attributes listed in Steps A1-A7 of Exhibit A (Item 4) as per the October 2016 License Data Tape to corresponding documents as identified in Exhibit A, all of which were provided by the Company or available through public sources. No exceptions were noted during the course of our testing (Item 5).

Please refer to Exhibit B for a listing of the licenses selected for detailed testing.

II.	Comparisons and Recomputations of Certain Third Party Leased License Characteristics

1.	On October 10, 2016, we were provided by the Company with a computer generated data file of the October 4, 2016 population of third party leased licenses (the “October 2016 Third Party Leased License Data Tape”).[1] We selected all leased licenses from the October 2016 Third Party Leased License Data Tape for detailed testing (the “October 2016 Third Party Leased License Sample Selection”).

2.	For each of the October 2016 Third Party Leased License Sample Selections, we compared and/or recomputed the attributes listed in Steps B1-B9 of Exhibit A (Item 4) as per the October 2016 Third Party Leased License Data Tape to corresponding documents as identified in Exhibit A, all of which were provided by the Company or available through public sources. During the course of our testing, we noted that FCC lease IDs (Step B8) had not yet been assigned to four call signs (WNTA285, KGG38, WHR814 and WHR827) and thus we were unable to perform this step for these signs. For each of the October 2016 Third Party Leased License Sample Selections where we were able to perform testing procedures, we compared the attributes listed in Steps B1-B9 of Exhibit A and noted no exceptions (Item 5).

Please refer to Exhibit C for a listing of the Third Party Leased Licenses selected for detailed testing.

III.	Comparisons and Recomputations of Certain Third Party Lease Characteristics

1.	On October 10, 2016, we were provided by the Company with a computer generated data file of the October 4, 2016 population of third party leases (the “October 2016 Third Party Lease Data Tape”). We selected all leases from the October 2016 Third Party Lease Data Tape for detailed testing (the “October 2016 Third Party Lease Sample Selection”).

2.	For each of the October 2016 Third Party Lease Sample Selections, we compared and/or recomputed the attributes listed in Steps C1-C4 of Exhibit A (Item 4) as per the October 2016 Third Party Lease Data Tape to corresponding documents as identified in Exhibit A, all of which were provided by the Company or available through public sources. No exceptions were noted during the course of our testing (Item 5).

Please refer to Exhibit D for a listing of the Third Party Leases selected for detailed testing.

[1]	The third party lease population consists of nine counterparties covering twelve leases and twenty eight call signs.

IV.	Comparisons and Recomputations of Certain Geographic Coordinates

1.	On October 6, 2016, we were provided by the Company with thirteen computer generated data files that detailed the specific geographic coordinates covering certain channels within the contributed licenses that will be partitioned as part of the Transaction (collectively, the “Geographic Coordinates Data Tape”). We non-statistically selected 80 geographic coordinates from the Geographic Coordinates Data Tape for detailed testing (the “Geographic Coordinates Sample Selection”).

2.	For each of the Geographic Coordinates Sample Selections, we compared and/or recomputed the attributes listed in Step D1 of Exhibit A (Item 4) as per the Geographic Coordinates Data Tape to corresponding documents as identified in Exhibit A, all of which were provided by the Company or available through public sources. No exceptions were noted during the course of our testing (Item 5).

Please refer to Exhibit E for a listing of the Geographical Coordinates selected for detailed testing.

******

We make no representations as to (i) the accuracy of the information set forth in the October 2016 License Data Tape, the October 2016 Third Party Leased License Data Tape, the October 2016 Third Party Lease Data Tape or the Geographic Coordinates Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the aforementioned data tapes, or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, or (iii) whether any of the documents provided to us by the Company are comprehensive and valid instruments. Also, the procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above, and does not extend to the Company’s financial statements for any date or period.

We were not engaged to and did not perform an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users. None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

Yours truly,

SCHEDULE 1

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, New York 10179

Mizuho Securities USA Inc.

1251 Avenue of the Americas

New York, New York 10020

Exhibit A / Item 4

Agreed Upon Procedures

A. Directly Held Licenses

Perform the following procedures on 512 directly held BRS spectrum licenses and 37 directly held PCS spectrum licenses with respect to the below noted fields:

Directly Held BRS and PCS Licenses

Step	Field	Source Document / Procedure

A1	Call Sign	Agree to FCC Radio Station Authorization reference copy for each license

A2	Spectrum-licensing subsidiary	Agree to FCC Radio Station Authorization reference copy for each license

A3	Geographic Service Area	Agree to FCC Radio Station Authorization reference copy for each license

A4	Contributed Channels	Confirm inclusion in FCC Radio Station Authorization reference copy for each license

A5	Expiration Date	Agree to FCC Radio Station Authorization reference copy for each license

B. Third Party Leased Licenses

Perform the following procedures on 28 third-party leased spectrum licenses with respect to the below noted fields:

28 Spectrum Licenses Under Third Party Lease Agreements

Step	Field	Source Document / Procedure

B1	Call Sign	Agree to FCC Radio Station Authorization reference copy for each license

B2	Third-Party Lease Counterparty	Agree to FCC Radio Station Authorization reference copy for each license

B3	Spectrum-Leasing Subsidiary	Agree to FCC Radio Station Authorization reference copy for each license

B4	Ultimate Lease Holding Entity	Agree to FCC license record using associated call sign, at: http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B5	Geographic Service Area	Agree to FCC Radio Station Authorization reference copy for each license

B6	Contributed Channels	Confirm inclusion in FCC Radio Station Authorization reference copy for each license

B7	License Expiration Date	Agree to FCC Radio Station Authorization reference copy for each license

B8	FCC Lease ID	Agree to FCC license record using associated call sign, at: http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

B9	FCC Lease Expiration Date	Agree to FCC Radio Station Authorization reference copy for each license

C. Third Party Lease Agreements

Perform the following procedures on 12 third-party lease agreements with respect to the below noted fields:

12 Third Party Lease Agreements

Step	Field	Source Document / Procedure

C1	Call Sign / Market	Agree to associated spectrum lease agreement and amendment(s) (if applicable)

C2	Licensee	Agree to associated spectrum lease agreement and amendment(s) (if applicable)

C3	License Renewal	Agree to associated spectrum lease agreement and amendment(s) (if applicable)

C4	Final Term End Date	Agree to associated spectrum lease agreement and amendment(s) (if applicable)

D. Geographic Coordinate Testing

On a test basis, non-statistically select 10 geographic coordinates from each expected partition of the contributed channels within call signs B404 and B461, resulting in 80 selected geographic coordinates from licenses that will be partitioned as part of the Transaction, and perform the following:

Geographic Coordinates

Step	Field	Source Document / Procedure

D1	Geographic Coordinate	Confirm that coordinate lies within boundary of the call sign BTA provided at: http://wireless2.fcc.gov/UlsApp/UlsSearch/searchLicense.jsp

Exhibit B

BRS and PCS Licenses

#	Call Sign	Contributed Channels
1	WLW697	E1,E2,E3
2	WNTG393	H3
3	WNTG394	H3
4	WNTJ438	H1,H2,H3
5	WNTM675	H1,H2
6	B002	BRS2,E1,E2,E3
7	B005	F3,H1,H2,H3
8	B055	BRS2,E1,E2,E3
9	B065	F3,H1,H2,H3
10	B142	BRS2,E1,E2,E3
11	B143	F3,H1,H2,H3
12	B155	F3,H1,H2,H3
13	B172	F3,H1,H2,H3
14	B245	F3,H1,H2,H3
15	B255	F3,H1,H2,H3
16	B276	F3,H1,H2,H3
17	B279	F3,H1,H2,H3
18	B294	F3,H1,H2,H3
19	B313	F1,F2,F3,H1
20	B317	H2
21	B389	F3,H1,H2,H3
22	B403	F3,H1,H2,H3
23	B416	F3,H1,H2,H3
24	B468	F3,H1,H2,H3
25	B477	F3,H1,H2,H3
26	B481	BRS2,E1,E2,E3
27	WLW830	F1,F2,F3
28	WNTI465	H1
29	B095	F3,H1,H2,H3
30	WHT670	F3
31	WMH816	H1
32	WNTE288	H2
33	WNTE463	H3
34	B149	F3,H1,H2,H3
35	B018	F3,H1,H2,H3
36	B148	F3,H1,H2,H3
37	B173	F3,H1,H2,H3
38	B417	F3,H1,H2,H3
39	B241	F3,H1,H2,H3
40	B256	F3,H1,H2,H3
41	B332	F3,H1,H2,H3
42	B288	F3,H1,H2,H3
43	B126	F3,H1,H2,H3
44	B424	F3,H1,H2,H3
45	B397	BRS2,E1,E2,E3
46	B371	F3,H1,H2,H3
47	B485	F3,H1,H2,H3
48	WNTJ727	H1
49	B043	BRS2,E1,E2,E3
50	B045	BRS2,E1,E2,E3
51	B050	F3,H1,H2,H3
52	B097	F3,H1,H2,H3
53	B127	BRS2,E1,E2,E3
54	B134	F3,H1,H2,H3
55	B188	F3,H1,H2,H3

#	Call Sign	Contributed Channels
56	B231	F3,H1,H2,H3
57	B289	F3,H1,H2,H3
58	B291	F1,F2,F3,H1
59	B312	F3,H1,H2,H3
60	B372	F3,H1,H2,H3
61	B385	F3,H1,H2,H3
62	B458	F3,H1,H2,H3
63	B469	E3,F1,F2,F3
64	WHJ947	H3
65	WMY448	E1,E2,E3
66	WLW814	F3
67	WNTA435	H1
68	WNTA436	H2
69	B192	F3,H1,H2,H3
70	B222	F3,H1,H2,H3
71	B024	F3,H1,H2,H3
72	B085	BRS2,E1,E2,E3
73	B102	BRS2,E1,E2,E3
74	B107	F3,H1,H2,H3
75	B136	F3,H1,H2,H3
76	B151	F1,F2,F3,H1
77	B212	F3,H1,H2,H3
78	B239	F3,H1,H2,H3
79	B336	F3,H1,H2,H3
80	B437	BRS2,E1,E2,E3
81	WLW727	F3
82	WLW922	F1,F2,F3
83	WMI824	F3
84	WNEY710	H2
85	WNTA478	H3
86	WNTE489	H1
87	WNTE611	H3
88	WNTF247	H2
89	WNTG437	H2
90	WNTG845	H1
91	WNTM819	H2,H3
92	B020	F3,H1,H2,H3
93	WGW371	F1,F2,F3
94	WQLW466	F3,H1,H2,H3
95	WQLW467	F3,H1,H2,H3
96	WQLW468	F3,H1,H2,H3
97	WQLW469	F3,H1,H2,H3
98	WQLW470	F3,H1,H2,H3
99	WQLW471	F3,H1,H2,H3
100	WQLW472	E3,F1,F2,F3
101	WQLW473	F3,H1,H2,H3
102	WQLW474	F3,H1,H2,H3
103	WQLW475	F3,H1,H2,H3
104	WQLW476	BRS2,E1,E2,E3
105	WQLW477	F3,H1,H2,H3
106	WQLW478	E3,F1,F2,F3
107	WQLW479	F3,H1,H2,H3
108	WQLW480	F3,H1,H2,H3
109	WQLW481	F3,H1,H2,H3
110	WQLW482	F3,H1,H2,H3

Exhibit B

BRS and PCS Licenses

#	Call Sign	Contributed Channels
111	WQLW483	F3,H1,H2,H3
112	WQLW484	F3,H1,H2,H3
113	WQLW485	F3,H1,H2,H3
114	WQLW486	F3,H1,H2,H3
115	WQLW487	BRS2,E1,E2,E3
116	WQLW488	F3,H1,H2,H3
117	WQLW489	BRS2,E1,E2,E3
118	WQLW490	F3,H1,H2,H3
119	WQLW491	F3,H1,H2,H3
120	WQLW492	F3,H1,H2,H3
121	WQLW493	F3,H1,H2,H3
122	WQLW494	F3,H1,H2,H3
123	WQLW495	F3,H1,H2,H3
124	WQLW496	F1,F2,F3,H1
125	WQLW497	F3,H1,H2,H3
126	WQLW498	F3,H1,H2,H3
127	WQLW499	F3,H1,H2,H3
128	WQLW500	F3,H1,H2,H3
129	WQLW501	F3,H1,H2,H3
130	WQLW502	F1,F2,F3,H1
131	WQLW503	F3,H1,H2,H3
132	WQLW504	F3,H1,H2,H3
133	WQLW505	F3,H1,H2,H3
134	WQLW506	F3,H1,H2,H3
135	WQSA854	F3,H1,H2,H3
136	B266	E3,F1,F2,F3
137	B342	F3,H1,H2,H3
138	B359	F3,H1,H2,H3
139	B398	F3,H1,H2,H3
140	B406	F3,H1,H2,H3
141	WLK292	F3
142	WMH708	E3
143	WNTA368	H1
144	WNTA575	H2
145	B012	BRS2,E1,E2,E3
146	B014	BRS2,E1,E2,E3
147	B030	F3,H1,H2,H3
148	B037	F3,H1,H2,H3
149	B038	F3,H1,H2,H3
150	B041	F3,H1,H2,H3
151	B054	F3,H1,H2,H3
152	B062	F3,H1,H2,H3
153	B079	F3,H1,H2,H3
154	B083	F3,H1,H2,H3
155	B100	F3,H1,H2,H3
156	B110	F3,H1,H2,H3
157	B117	BRS2,E1,E2,E3
158	B119	F3,H1,H2,H3
159	B123	F3,H1,H2,H3
160	B141	F3,H1,H2,H3
161	B156	F3,H1,H2,H3
162	B181	BRS2,E1,E2,E3
163	B194	F3,H1,H2,H3
164	B203	F3,H1,H2,H3
165	B206	F3,H1,H2,H3

#	Call Sign	Contributed Channels
166	B207	F3,H1,H2,H3
167	B229	F3,H1,H2,H3
168	B240	F3,H1,H2,H3
169	B251	F3,H1,H2,H3
170	B282	F3,H1,H2,H3
171	B295	BRS2,E1,E2,E3
172	B323	F3,H1,H2,H3
173	B325	BRS2,E1,E2,E3
174	B328	F3,H1,H2,H3
175	B330	F3,H1,H2,H3
176	B360	F3,H1,H2,H3
177	B363	F3,H1,H2,H3
178	B368	F3,H1,H2,H3
179	B374	F3,H1,H2,H3
180	B375	F3,H1,H2,H3
181	B381	F3,H1,H2,H3
182	B382	F3,H1,H2,H3
183	B387	F3,H1,H2,H3
184	B391	E3,F1,F2,F3
185	B409	F3,H1,H2,H3
186	B460	F3,H1,H2,H3
187	B465	F3,H1,H2,H3
188	B475	BRS2,E1,E2,E3
189	WHK961	F3
190	WLW970	F1,F2,F3
191	WMH352	F3
192	WMH597	E1,E2,E3
193	WMI320	E3
194	WMI332	H1
195	WMI336	H2
196	WMI340	H3
197	WMI413	F3
198	WMI899	F3
199	WNTJ462	H1,H2,H3
200	WNTK396	H1,H2,H3
201	B003	F3,H1,H2,H3
202	B004	F3,H1,H2,H3
203	B006	F3,H1,H2,H3
204	B007	F3,H1,H2,H3
205	B009	BRS2,E1,E2,E3
206	B013P01	F3,H1,H2,H3
207	B017	F3,H1,H2,H3
208	B019	F3,H1,H2,H3
209	B021	F3,H1,H2,H3
210	B022	F3,H1,H2,H3
211	B026	F3,H1,H2,H3
212	B027	F3,H1,H2,H3
213	B028	F3,H1,H2,H3
214	B029	BRS2,E1,E2,E3
215	B029	H1,H2,H3
216	B029	F3
217	B031	F3,H1,H2,H3
218	B032	F3,H1,H2,H3
219	B036	F3,H1,H2,H3
220	B039	F3,H1,H2,H3

Exhibit B

BRS and PCS Licenses

#	Call Sign	Contributed Channels
221	B040	F3,H1,H2,H3
222	B042	F3,H1,H2,H3
223	B044	F3,H1,H2,H3
224	B046	BRS2,E1,E2,E3
225	B049	F3,H1,H2,H3
226	B051	F3,H1,H2,H3
227	B052	F3,H1,H2,H3
228	B058	F3,H1,H2,H3
229	B059	F3,H1,H2,H3
230	B060	F3,H1,H2,H3
231	B061	F3,H1,H2,H3
232	B066	BRS2,E1,E2,E3
233	B067	BRS2,E1,E2,E3
234	B069	F3,H1,H2,H3
235	B071	F3,H1,H2,H3
236	B073	F3,H1,H2,H3
237	B074	F3,H1,H2,H3
238	B076	BRS2,E1,E2,E3
239	B077	F3,H1,H2,H3
240	B081	BRS2,E1,E2,E3
241	B084	F3,H1,H2,H3
242	B086	BRS2,E1,E2,E3
243	B088	F3,H1,H2,H3
244	B089	F3,H1,H2,H3
245	B090	F3,H1,H2,H3
246	B091	F3,H1,H2,H3
247	B092	F3,H1,H2,H3
248	B094	F3,H1,H2,H3
249	B099	F3,H1,H2,H3
250	B101	F3,H1,H2,H3
251	B103	F3,H1,H2,H3
252	B106	BRS2,E1,E2,E3
253	B108	F3,H1,H2,H3
254	B109	F1,F2,F3,H1
255	B111	E3,F1,F2,F3
256	B114	F3,H1,H2,H3
257	B115	F3,H1,H2,H3
258	B116	F3,H1,H2,H3
259	B118	F3,H1,H2,H3
260	B120	F3,H1,H2,H3
261	B125	F3,H1,H2,H3
262	B128	F3,H1,H2,H3
263	B129	F3,H1,H2,H3
264	B130	F3,H1,H2,H3
265	B131	F3,H1,H2,H3
266	B133	F3,H1,H2,H3
267	B138	BRS2,E1,E2,E3
268	B140	F3,H1,H2,H3
269	B146	F3,H1,H2,H3
270	B147	F3,H1,H2,H3
271	B153	F3,H1,H2,H3
272	B154	BRS2,E1,E2,E3
273	B158	F3,H1,H2,H3
274	B159	F3,H1,H2,H3
275	B160	F3,H1,H2,H3

#	Call Sign	Contributed Channels
276	B161	BRS2,E1,E2,E3
277	B164	F3,H1,H2,H3
278	B165	F3,H1,H2,H3
279	B169	F3,H1,H2,H3
280	B170	F3,H1,H2,H3
281	B175	F3,H1,H2,H3
282	B176	F3,H1,H2,H3
283	B177	H1,H2,H3
284	B184	F3,H1,H2,H3
285	B186	F3,H1,H2,H3
286	B187	F3,H1,H2,H3
287	B193	F3,H1,H2,H3
288	B195	F3,H1,H2,H3
289	B197	F3,H1,H2,H3
290	B198	F3,H1,H2,H3
291	B200	F3,H1,H2,H3
292	B201	F3,H1,H2,H3
293	B208	F3,H1,H2,H3
294	B209	F3,H1,H2,H3
295	B210	F3,H1,H2,H3
296	B211	F3,H1,H2,H3
297	B213	F1,F2,F3,H1
298	B214	F3,H1,H2,H3
299	B217	F3,H1,H2,H3
300	B219	F3,H1,H2,H3
301	B220	F3,H1,H2,H3
302	B223	F3,H1,H2,H3
303	B224	F3,H1,H2,H3
304	B226	F3,H1,H2,H3
305	B230	BRS2,E1,E2,E3
306	B232	BRS2,E1,E2,E3
307	B236	F3,H1,H2,H3
308	B237	F3,H1,H2,H3
309	B238	E3,F1,F2,F3
310	B242	F3,H1,H2,H3
311	B243	F3,H1,H2,H3
312	B246	F3,H1,H2,H3
313	B247	F3,H1,H2,H3
314	B248	BRS2,E1,E2,E3
315	B250	F3,H1,H2,H3
316	B253	F3,H1,H2,H3
317	B257	F3,H1,H2,H3
318	B260	F3,H1,H2,H3
319	B262	F3,H1,H2,H3
320	B263	BRS2,E1,E2,E3
321	B264	F3,H1,H2,H3
322	B265	F3,H1,H2,H3
323	B267	F1,F2,F3,H1
324	B268	F3,H1,H2,H3
325	B271	F3,H1,H2,H3
326	B273	F3,H1,H2,H3
327	B274	F3,H1,H2,H3
328	B275	F3,H1,H2,H3
329	B277	F3,H1,H2,H3
330	B278	F3,H1,H2,H3

Exhibit B

BRS and PCS Licenses

#	Call Sign	Contributed Channels
331	B283	F3,H1,H2,H3
332	B286	F3
333	B290	F3,H1,H2,H3
334	B292	F3,H1,H2,H3
335	B296	F3,H1,H2,H3
336	B298	E3,F1,F2,F3
337	B302	BRS2,E1,E2,E3
338	B303	F1,F2,F3,H1
339	B304	F3,H1,H2,H3
340	B305	F3,H1,H2,H3
341	B308	F3,H1,H2,H3
342	B310	F3,H1,H2,H3
343	B311	BRS2,E1,E2,E3
344	B314	F3,H1,H2,H3
345	B315	F3,H1,H2,H3
346	B316	F3,H1,H2,H3
347	B318	F3,H1,H2,H3
348	B319	F3,H1,H2,H3
349	B320	F3,H1,H2,H3
350	B321	F3,H1,H2,H3
351	B324	F3,H1,H2,H3
352	B326	F3,H1,H2,H3
353	B327	F3,H1,H2,H3
354	B329	F3,H1,H2,H3
355	B331	BRS2,E1,E2,E3
356	B334	F3,H1,H2,H3
357	B335	F3,H1,H2,H3
358	B338	F3,H1,H2,H3
359	B339	E1,E2,E3,F1
360	B340	F3,H1,H2,H3
361	B341	F1,F2,F3,H1
362	B343	BRS2,E1,E2,E3
363	B344	BRS2,E1,E2,E3
364	B346	F3,H1,H2,H3
365	B348	F3,H1,H2,H3
366	B349	F3,H1,H2,H3
367	B350	F3,H1,H2,H3
368	B351	F3,H1,H2,H3
369	B354	F3,H1,H2,H3
370	B356	BRS2,E1,E2,E3
371	B357	F3,H1,H2,H3
372	B358	F3,H1,H2,H3
373	B361	F3,H1,H2,H3
374	B364	F3,H1,H2,H3
375	B366	F3,H1,H2,H3
376	B367	BRS2,E1,E2,E3
377	B377	F3,H1,H2,H3
378	B378	F3,H1,H2,H3
379	B379	F3,H1,H2,H3
380	B384	F3,H1,H2,H3
381	B393	F3,H1,H2,H3
382	B395	F3,H1,H2,H3
383	B396P01	F3,H1,H2,H3
384	B401	BRS2,E1,E2,E3
385	B402	F3,H1,H2,H3

#	Call Sign	Contributed Channels
386	B404	BRS2,E1,E2,E3
387	B404	H1,H2,H3
388	B404	F3
389	B410	BRS2,E1,E2,E3
390	B413	BRS2,E1,E2,E3
391	B414	F3,H1,H2,H3
392	B415	F3,H1,H2,H3
393	B418	F3,H1,H2,H3
394	B419	F3,H1,H2,H3
395	B425	BRS1,BRS2,E1,E2,E3
396	B426	F1,F2,F3,H1
397	B427	F3,H1,H2,H3
398	B428	E3,F1,F2,F3
399	B433	E3,F1,F2,F3
400	B434	F3,H1,H2,H3
401	B436	F3,H1,H2,H3
402	B438	F3,H1,H2,H3
403	B439	F3,H1,H2,H3
404	B440	BRS2,E1,E2,E3
405	B440	H1,H2,H3
406	B440	F3
407	B441	F3,H1,H2,H3
408	B443	F3,H1,H2,H3
409	B445	F3,H1,H2,H3
410	B448	BRS2,E1,E2,E3
411	B449	F3,H1,H2,H3
412	B450	F3,H1,H2,H3
413	B452	F3,H1,H2,H3
414	B453	F3,H1,H2,H3
415	B454	F3,H1,H2,H3
416	B455	F3,H1,H2,H3
417	B459	F3,H1,H2,H3
418	B461	BRS2,E1,E2,E3
419	B461	H1,H2,H3
420	B461	F3
421	B467	F3,H1,H2,H3
422	B472	F3,H1,H2,H3
423	B473	F3,H1,H2,H3
424	B478	F3,H1,H2,H3
425	B480	F3,H1,H2,H3
426	B484	F3,H1,H2,H3
427	WHT632	E1,E2,E3
428	WHT712	F3
429	WHT713	E1,E2,E3
430	WHT766	F3
431	WHT799	E1,E2,E3
432	WLK242	BRS2
433	WLW860	E1,E2,E3
434	WLW990	E1,E2,E3
435	WMH668	BRS2
436	WMH768	F3
437	WMI881	F3
438	WMI893	F3
439	WMI896	F3
440	WMX233	H2

Exhibit B

BRS and PCS Licenses

#	Call Sign	Contributed Channels
441	WMX942	H3
442	WMX943	H2
443	WMX944	H3
444	WMX945	H1
445	WMX946	H2
446	WMY462	H3
447	WNEX722	H2
448	WNTB224	H3
449	WNTB410	H3
450	WNTB422	H1
451	WNTB460	H1
452	WNTB468	H2
453	WNTB476	H2
454	WNTB577	H1
455	WNTB687	H3
456	WNTH500	H3
457	WNTH970	H3
458	WNTI260	H2
459	WNTI337	H1
460	WNTI521	H3
461	WNTI583	H1
462	WNTJ377	H3
463	WNTJ386	H2
464	WNTJ390	H1
465	WNTJ765	H2
466	WNTJ808	H1
467	WQDN530	F3,H1,H2,H3
468	WQOH795	H3
469	WQOH796	H1
470	WQOH797	H2
471	B015	F3
472	B047	F3,H1,H2,H3
473	B078	F3,H1,H2,H3
474	B093	F3,H1,H2,H3
475	B112	F3,H1,H2,H3
476	B145	F3,H1,H2,H3
477	B196	F3,H1,H2,H3
478	B204	F3,H1,H2,H3
479	B216	E3,F1,F2,F3
480	B221	F3,H1,H2,H3
481	B225	F3,H1,H2,H3
482	B233	F3,H1,H2,H3
483	B234	F3,H1,H2,H3
484	B235	F3,H1,H2,H3
485	B272	BRS2,E1,E2,E3
486	B280	F3,H1,H2,H3
487	B297	F3,H1,H2,H3
488	B307	BRS2,E1,E2,E3
489	B309	F3,H1,H2,H3
490	B322	F3,H1,H2,H3
491	B347	F3,H1,H2,H3
492	B365	F3,H1,H2,H3
493	B383	F3,H1,H2,H3
494	B390	F3,H1,H2,H3
495	B394	F3,H1,H2,H3

#	Call Sign	Contributed Channels
496	B399	F3,H1,H2,H3
497	B420	F3,H1,H2,H3
498	B447	E3,F1,F2,F3
499	B457	F3,H1,H2,H3
500	B486	BRS2,E1,E2,E3
501	WMI874	F3
502	WNTD763	H2
503	WNTD869	H3
504	WMX359	H2
505	WNTF306	H3
506	WNTF451	H1
507	B157	F1,F2,F3,H1
508	WHT700	E1,E2,E3
509	WMH993	F3
510	B075	E3,F1,F2,F3
511	B376	E3,F1,F2,F3
512	B430	E3,F1,F2,F3
513	B479	E3,F1,F2,F3
514	WLW840	F1,F2,F3
515	WMH388	E3
516	WMX327	F3
517	WMX366	H1,H2,H3
518	B152	F2,F3,H1,H2
519	B228	F3,H1,H2,H3
520	B482	F3,H1,H2,H3
521	KNLF200	1850 - 1855 / 1930 - 1935
522	KNLF219	1880 - 1885 / 1960 - 1965
523	WQYH792	1905 - 1910 / 1985 - 1990
524	WPOJ794	1905 - 1910 / 1985 - 1990
525	KNLH500	1865 - 1870 / 1945 - 1950
526	WQCS422	1905 - 1910 / 1985 - 1990
527	WQDN637	1905 - 1910 / 1985 - 1990
528	WQDN638	1905 - 1910 / 1985 - 1990
529	WQDN642	1905 - 1910 / 1985 - 1990
530	WQDN646	1905 - 1910 / 1985 - 1990
531	WQDN647	1905 - 1910 / 1985 - 1990
532	WQDN648	1905 - 1910 / 1985 - 1990
533	WQLH230	1905 - 1910 / 1985 - 1990
534	KNLF211	1880 - 1885 / 1960 - 1965
535	KNLF215	1870 - 1875 / 1950 - 1955
536	KNLF217	1880 - 1885 / 1960 - 1965
537	KNLF223	1850 - 1855 / 1930 - 1935
538	KNLF229	1850 - 1855 / 1930 - 1935
539	KNLF238	1880 - 1885 / 1960 - 1965
540	KNLF239	1850 - 1855 / 1930 - 1935
541	KNLF241	1850 - 1855 / 1930 - 1935
542	KNLF254	1880 - 1885 / 1960 - 1965
543	KNLF260	1870 - 1875 / 1950 - 1955
544	KNLF265	1850 - 1855 / 1930 - 1935
545	KNLF267	1850 - 1855 / 1930 - 1935
546	KNLF290	1880 - 1885 / 1960 - 1965
547	KNLF296	1880 - 1885 / 1960 - 1965
548	WPOK623	1905 - 1910 / 1985 - 1990
549	WPVC984	1860 - 1865 / 1940 - 1945
550	WPVC985	1860 - 1865 / 1940 - 1945

Exhibit B

BRS and PCS Licenses

#	Call Sign	Contributed Channels
551	WQDE351	1905 - 1910 / 1985 - 1990
552	WQDN650	1905 - 1910 / 1985 - 1990
553	WQKP246	1902.5 - 1905 / 1982.5 - 1985
554	WQNE332	1900 - 1902.5 / 1980 - 1982.5
555	WQXY322	1905 - 1910 / 1985 - 1990
556	WPOJ786	1905 - 1910 / 1985 - 1990
557	WQCX680	1895 - 1900 / 1975 - 1980

#	Call Sign	Contributed Channels

Exhibit C

Third-Party Leased Licenses

#	Call Sign	Lease Counterparty	Contributed Channels	FCC Lease ID
1	KNZ70	DeSales Media Group, Inc.	F2,F3,F4	L000020434
2	KVS31	DeSales Media Group, Inc.	F2,F3,F4	L000020435
3	KZE20	DeSales Media Group, Inc.	B2,B3,B4	L000020436
4	KNZ69	DeSales Media Group, Inc.	B2,B3,B4	L000020433
5	WHR691	DeSales Media Group, Inc.	B2	L000020432
6	KVP26	Anaheim Elementary School District	F1,F2,F3,F4	L000020418
7	KZH33	Clark County School District	E3,E4,F3,F4	L000020437
8	KZH32	Clark County School District	C1,C2,C3,C4	L000020440
9	WNC682	Clark County School District	A1,A2,A3,A4	L000020439
10	WNC842	Clark County School District	C1,C2,C3,C4	L000020441
11	WNC851	Clark County School District	A1,A2,A3,A4	L000020438
12	WHG229	California State University Northridge	F1,F2,F3,F4	L000020427
13	WHG228	California State University Northridge	C1,C2,C3,C4	L000020428
14	WHR502	California State University Northridge	C1,C2,C3,C4	L000020430
15	WLX974	California State University Northridge	A1,A2,A3,A4	L000020429
16	WHR943	Florida Polytechnic University	G1,G2,G3,G4	L000020419
17	WHR672	Regents of the University of New Mexico and the Board of Education of the City of Albuquerque, New Mexico	G1,G2,G3,G4	L000020425
18	WHR551	Regents of the University of New Mexico and the Board of Education of the City of Albuquerque, New Mexico	B1,B2,B3,B4	L000020426
19	WHT783	Haddonfield Wireless Company	E1,E2,E3,E4	L000020431
20	WMX215	John Mester Income Family Trust	H3	L000020421
21	WNTA868	John Mester Income Family Trust	H1,H2	L000020420
22	WLK217	John Mester Income Family Trust	E1,E2,E3,E4	L000020422
23	WQCV325	John Mester Income Family Trust	BRS2	L000020423
24	WQCV327	John Mester Income Family Trust	BRS1	L000020424
25	WNTA285	The Board of Trustees of the Leland Stanford Junior University	H3	TBD*
26	KGG38	The Board of Trustees of the Leland Stanford Junior University	E1,E2,E3,E4	TBD*
27	WHR814	The Board of Trustees of the Leland Stanford Junior University	G1,G2,G3,G4	TBD*
28	WHR827	The Board of Trustees of the Leland Stanford Junior University	C1,C2,C3,C4	TBD*

*	The Federal Communications Commission has not a lease ID to this call sign as of 10/6/16

Exhibit D

Third-Party Leases

Lease	Lease Counterparty	Call Sign
1	DeSales Media Group, Inc.	KNZ70, KZE20 , KVS31, KNZ69, WHR691
2	Anaheim Elementary School District	KVP26
3	Clark County School District	KZH33, KZH32, WNC851, WNC682, WNC842
4	California State University Northridge	WHG229
5	California State University Northridge	WHG228
6	California State University Northridge	WHR502
7	California State University Northridge	WLX974
8	Florida Polytechnic University	WHR943
9	Regents of the University of New Mexico and the Board of Education of the City of Albuquerque, New Mexico	WHR672, WHR551
10	Haddonfield Wireless Company	WHT783
11	John Mester Income Family Trust	WMX215, WLK217, WNTA868, WQCV325, WQCV327
12	The Board of Trustees of the Leland Stanford Junior University	WNTA285, KGG38, WHR814, WHR827

Exhibit E

Geographic Location Sample Selection

#	Call Sign	Contributed Channels	Latitude	Longitude
1	B404	H1,H2,H3	36°14’56.07 N	120°42’53.01 W
2	B404	BRS2,E1,E2,E3	36°32’58.90 N	121°19’00.59 W
3	B404	H1,H2,H3	38°57’02.97 N	122°23’13.57 W
4	B404	H1,H2,H3	37°21’18.46 N	121°25’15.69 W
5	B404	H1,H2,H3	36°12’08.31 N	120°42’31.71 W
6	B404	H1,H2,H3	38°45’14.45 N	122°14’57.06 W
7	B404	H1,H2,H3	38°37’05.26 N	122°08’50.25 W
8	B404	H1,H2,H3	39°20’54.06 N	123°53’41.77 W
9	B404	H1,H2,H3	36°17’01.33 N	120°51’04.72 W
10	B404	H1,H2,H3	37°49’00.60 N	121°33’25.08 W
11	B404	H1,H2,H3	39°54’46.62 N	122°55’40.40 W
12	B404	H1,H2,H3	36°15’52.98 N	121°00’39.82 W
13	B404	H1,H2,H3	37°13’31.20 N	121°25’42.42 W
14	B404	H1,H2,H3	36°17’25.81 N	120°42’58.57 W
15	B404	BRS2,E1,E2,E3	36°38’53.52 N	121°21’04.87 W
16	B404	BRS2,E1,E2,E3	36°55’29.02 N	121°13’59.15 W
17	B404	BRS2,E1,E2,E3	36°33’13.67 N	121°19’35.06 W
18	B404	BRS2,E1,E2,E3	36°45’50.33 N	121°29’13.71 W
19	B404	H1,H2,H3	38°03’54.43 N	121°40’47.15 W
20	B404	H1,H2,H3	39°03’54.28 N	122°29’23.13 W
21	B404	BRS2,E1,E2,E3	36°52’03.35 N	121°09’31.95 W
22	B404	H1,H2,H3	36°17’37.40 N	120°52’11.11 W
23	B404	BRS2,E1,E2,E3	36°37’43.67 N	121°20’20.15 W
24	B404	BRS2,E1,E2,E3	36°59’55.19 N	121°22’03.03 W
25	B404	H1,H2,H3	39°49’22.12 N	122°56’47.79 W
26	B404	H1,H2,H3	39°29’06.72 N	122°43’54.61 W
27	B404	H1,H2,H3	39°01’59.46 N	122°27’06.35 W
28	B404	BRS2,E1,E2,E3	36°54’44.37 N	122°01’27.65 W
29	B404	H1,H2,H3	38°57’12.59 N	122°23’32.35 W
30	B404	H1,H2,H3	36°36’23.28 N	120°45’05.01 W
31	B404	H1,H2,H3	37°10’36.97 N	121°20’37.17 W
32	B404	H1,H2,H3	38°29’30.29 N	122°01’25.05 W
33	B404	BRS2,E1,E2,E3	36°50’37.02 N	121°36’53.86 W
34	B404	H1,H2,H3	37°03’27.03 N	121°13’24.19 W
35	B404	H1,H2,H3	37°09’59.56 N	121°23’01.67 W
36	B404	H1,H2,H3	38°30’15.97 N	122°02’27.78 W
37	B404	H1,H2,H3	37°29’43.53 N	121°28’33.73 W
38	B404	H1,H2,H3	36°17’29.75 N	120°59’00.21 W
39	B404	H1,H2,H3	38°35’18.93 N	122°07’47.87 W
40	B404	H1,H2,H3	39°54’58.48 N	122°55’15.79 W
41	B404	BRS2,E1,E2,E3	36°53’07.79 N	121°10’19.85 W
42	B404	H1,H2,H3	38°41’42.43 N	122°12’46.36 W
43	B404	H1,H2,H3	39°58’43.84 N	124°06’30.89 W
44	B404	H1,H2,H3	37°05’10.12 N	121°14’24.59 W

Exhibit E

Geographic Location Sample Selection

#	Call Sign	Contributed Channels	Latitude	Longitude
45	B404	H1,H2,H3	38°01’22.75 N	121°49’08.96 W
46	B404	H1,H2,H3	37°44’39.41 N	122°57’50.76 W
47	B404	BRS2,E1,E2,E3	36°42’49.51 N	121°29’03.12 W
48	B404	H1,H2,H3	37°55’20.04 N	121°33’45.69 W
49	B404	H1,H2,H3	36°15’55.58 N	120°43’21.84 W
50	B404	H1,H2,H3	39°13’15.49 N	122°36’59.13 W
51	B404	BRS2,E1,E2,E3	36°52’59.63 N	121°46’35.72 W
52	B404	H1,H2,H3	38°11’38.08 N	121°37’59.90 W
53	B404	H1,H2,H3	37°50’05.40 N	121°32’59.71 W
54	B404	H1,H2,H3	39°58’19.80 N	122°55’41.36 W
55	B404	H1,H2,H3	38°55’03.22 N	122°24’36.75 W
56	B404	H1,H2,H3	39°38’15.74 N	123°51’06.67 W
57	B404	H1,H2,H3	39°02’09.20 N	122°27’16.01 W
58	B404	H1,H2,H3	37°46’29.73 N	123°00’38.12 W
59	B404	H1,H2,H3	36°14’07.72 N	120°47’56.96 W
60	B404	H1,H2,H3	38°11’37.83 N	121°38’00.64 W
61	B461	H1,H2,H3	38°49’36.08 N	78°10’10.48 W
62	B461	H1,H2,H3	38°18’35.13 N	77°31’34.23 W
63	B461	H1,H2,H3	38°59’08.88 N	77°59’52.68 W
64	B461	BRS2,E1,E2,E3	39°20’50.02 N	77°10’45.30 W
65	B461	H1,H2,H3	39°28’34.26 N	77°07’02.29 W
66	B461	BRS2,E1,E2,E3	39°01’07.65 N	77°43’40.92 W
67	B461	H1,H2,H3	38°20’31.22 N	77°10’57.82 W
68	B461	H1,H2,H3	38°58’44.39 N	78°00’17.27 W
69	B461	H1,H2,H3	38°01’26.98 N	76°30’40.62 W
70	B461	H1,H2,H3	38°24’58.73 N	78°06’58.56 W
71	B461	H1,H2,H3	38°43’37.91 N	78°19’17.32 W
72	B461	H1,H2,H3	38°50’09.14 N	78°09’51.75 W
73	B461	H1,H2,H3	38°16’59.96 N	77°20’26.66 W
74	B461	H1,H2,H3	39°26’54.11 N	77°37’40.10 W
75	B461	H1,H2,H3	39°26’05.39 N	77°48’04.04 W
76	B461	H1,H2,H3	37°56’02.70 N	76°18’55.63 W
77	B461	H1,H2,H3	38°44’29.29 N	78°18’09.94 W
78	B461	H1,H2,H3	39°19’16.37 N	77°42’41.11 W
79	B461	H1,H2,H3	38°04’10.32 N	76°32’09.31 W
80	B461	BRS2,E1,E2,E3	38°32’06.96 N	77°27’06.48 W